Financial Instruments (Details Narrative) - USD ($)	9 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Investments, All Other Investments [Abstract]
Loss from measurements of fair value of derivative instruments	$ (3,433,938)
Derivative expense	4,630,288
Fair market value of derivatives	$ 9,144,226